11. Recoverable taxes	12 Months Ended
Dec. 31, 2020
Recoverable Taxes
Recoverable taxes
11.	Recoverable taxes

	2020	2019
IRPJ and CSLL prepayments	109,231	195,864
Withholding income tax	-	3,969
PIS and COFINS to recover (*)	387,033	273,152
Value added tax (VAT) abroad	3,998	4,650
Other	5,097	6,181
Total	505,359	483,816

Current	186,955	309,674
Non-current	318,404	174,142

(*) During the fiscal year ended December 31, 2020, the subsidiary GLA recorded PIS and COFINS extemporaneous tax credits, in the total amount of R$126,675. As of December 31, 2019, the subsidiaries Smiles Fidelidade and GLA calculated out-of-date PIS and COFINS credits, totaling R$49,518 and R$91,066, respectively.